UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-21172

DWS RREEF Real Estate Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS RREEF Real Estate Fund, Inc.

The Fund has adopted a stockholder approved Plan of Liquidation and Dissolution.  The Fund continues to seek a buyer for its remaining portfolio security so that the liquidation and dissolution of the Fund can be completed, however no assurances can be made as to the timing or value that will be realized upon disposition.
	Shares	Value ($)
Units 92.3%
Hotels
Canyon Ranch Holdings LLC* (a) (Cost $5,760,000)	230,400	1,555,200
Cash Equivalents 9.2%
Central Cash Management Fund, 0.17% (b) (Cost $155,213)	155,213	155,213

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $5,915,213) †	101.5	1,710,413
Other Assets and Liabilities, Net	(1.5)	(24,930)

Net Assets Applicable to Common Shareholders	100.0	1,685,483

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $5,915,213.  At March 31, 2011, net unrealized depreciation for all securities based on tax cost was $4,204,800.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,204,800.

(a)
The Fund holds securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Canyon Ranch Holdings LLC	January 2005	5,760,000	1,555,200	92.3

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment in Subsidiary

Substantially all of the Fund’s assets are invested in a wholly owned subsidiary organized as a corporation under the laws of the State of Delaware (the "Subsidiary"). As of March 31, 2011, the Fund’s Subsidiary only holds limited liability company units of Canyon Ranch Holdings LLC.  As of March 31, 2011, the Fund held $1,565,909 in the Subsidiary, representing 92.9% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Units	$—	$—	$1,555,200	$1,555,200
Short-Term Investments	155,213	—	—	155,213
Total	$155,213	$—	$1,555,200	$1,710,413

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Units
Balance as of December 31, 2010	$1,555,200
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2011	$1,555,200
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2011	$0

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011